Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended
	Jul. 31, 2012	May 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Feb. 21, 2012 Private Placement	Apr. 27, 2012 Entity Second Incorporation Date	Mar. 30, 2012 Employee Stock Plan, 2005 Plan	May 31, 2012 Employee	Apr. 30, 2012 Employee	Sep. 30, 2012 Office Space Y sqft	Feb. 21, 2012 Stockholder Private Placement	Nov. 08, 2012 Subsequent Event Office Space Y sqft	May 31, 2012 Former Employees	Apr. 30, 2012 Former Employees	Mar. 27, 2012 Former Employees	Feb. 24, 2012 Preferred Stock
Subsequent Event [Line Items]
Common Stock Issued, shares	13,397,500							1,750,980						700,000
Common Stock Issued, value				$ 17,848,000				$ 17,900,000
Common Stock Issued,per share value								$ 10.20
Repayment of Tax																			5,300,000
Stock repurchased and canceled																35,000	42,498	100,000
Stock option granted, per share				$ 0.85							$ 12.45	$ 11.00				$ 11.50	$ 11.50	$ 10.00
Stock Option granted			17,055,120	7,085,680	15,402,456	4,684,000	4,160,000			2,959,500	799,750	793,000
Stock option grant, per share minimum										$ 6.50
Stock option grant, per share maximum										$ 10.35
RSUs Granted										1,000,000
Restricted Stock Units Vesting Period				48 months						4 years
Restated entity incorporation date									Apr. 27, 2012
Employee Stock Purchase Plan description									Restated Bylaws, 2012 Equity Incentive Plan and the 2012 Employee Stock Purchase Plan, each to become effective in connection with the IPO.
Reincorporation Description		In May 2012, we reincorporated into Delaware as ServiceNow, Inc.
Area of building under lease													43,590		148,704
Operating lease period													10.5		11
Approximated amount for minimum operating lease commitments				$ 10,200,000									$ 10,500,000		$ 48,800,000